Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

Machinery and equipment	$234,706	$234,706
Computer equipment	12,448	12,448
Furniture and fixtures	97,451	97,451
Leasehold improvements	7,000	7,000
	351,605	351,605
Less: accumulated depreciation and amortization	(231,272)	(213,362)
Property and equipment, net	$120,333	$138,243

Property and equipment consists of the following at December 31, 2017 and 2016:

	2017	2016

Machinery and equipment	$234,706	$231,506
Computer equipment	12,448	12,448
Furniture and fixtures	97,451	97,451
Leasehold improvements	7,000	7,000
	351,605	348,405
Less: accumulated depreciation and amortization	(213,362)	(143,469)
Property and equipment, net	$138,243	$204,936